Pay vs Performance Disclosure U_pure in Millions	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PEO (1)		Average for Other NEOs (1)		Value of Initial Fixed $100 Investment on September 30, 2020 Based On:
Fiscal Year	Summary Compensation Table Total ($)	Compensation Actually Paid (2) ($)	Summary Compensation Table Total ($)	Compensation Actually Paid (2) ($)	Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (3) ($)	Net (Loss) Income ($ in millions)	Adjusted Revenue (4) ($ in millions)

2024	3,665,496	4,736,981	1,286,673	1,572,361	99.67	93.85	(11.5)	126.1
2023	3,527,263	3,900,110	1,252,746	1,333,609	82.11	95.62	(1.5)	107.6
2022	3,095,627	(346,185)	1,050,385	216,842	78.13	86.24	(27.3)	100.0
2021	2,938,269	5,467,968	1,102,741	1,736,960	142.89	134.42	4.2	93.8

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote
(1)
Gary R. Maharaj was our principal executive officer (“PEO”) in fiscal 2024, 2023, 2022 and 2021. In fiscal 2024, 2023 and 2022, our non-PEO named executive officers (collectively, “Other NEOs”) were Timothy J. Arens, Charles W. Olson, Teryl L.W. Sides and Gordon S. Weber. In fiscal 2021, our Other NEOs were Timothy J. Arens, Teryl L.W. Sides, Joseph J. Stich and Gordon S. Weber.

Peer Group Issuers, Footnote
(3)
Our peer group for the calculation of total shareholder return (“TSR”) is the Nasdaq Medical Supplies Total Return Index, which is the industry index used in the stock price performance graph in our Form 10-K. TSR, in the case of both the Company and our peer group, reflects the cumulative return on $100 as if invested on September 30, 2020, including reinvestment of any dividends, through and including the end of each fiscal year shown in the table.

PEO Total Compensation Amount	$ 3,665,496	$ 3,527,263	$ 3,095,627	$ 2,938,269
PEO Actually Paid Compensation Amount	$ 4,736,981	3,900,110	(346,185)	5,467,968
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid. In accordance with Item 402(v), the following adjustments were made to total compensation each year as reported in the Summary Compensation Table (“SCT”) to determine the CAP to the PEO and average CAP to the Other NEOs:

	PEO			Average of Other NEOs
Fiscal Year	Reported SCT Total ($)	Equity Award Adjustments ($)	Compensation Actually Paid ($)	Reported SCT Total ($)	Equity Award Adjustments ($)	Compensation Actually Paid ($)

2024	3,665,496	1,071,485	4,736,981	1,286,673	285,688	1,572,361
2023	3,527,263	372,847	3,900,110	1,252,746	80,863	1,333,609
2022	3,095,627	(3,441,812)	(346,185)	1,050,385	(833,543)	216,842
2021	2,938,269	2,529,699	5,467,968	1,102,741	634,219	1,736,960

Equity award adjustments in the calculation of CAP were as follows:

Fiscal Year	Deduct: Grant Date Fair Value of Equity Awards Granted in the Covered Year ($)	Year-end Fair Value of Equity Awards Granted in the Covered Year that were Unvested at the End of the Covered Year ($)	Change in Fair Value from the End of the Prior Year to the End of the Covered Year of Equity Awards Granted in a Prior Year that were Unvested at the End of the Covered Year ($)	Change in Fair Value from the End of the Prior Year to the Vesting Date of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Total Equity Award Adjustments ($)

PEO:
2024	(2,350,000)	2,820,676	578,115	22,694	1,071,485
2023	(2,200,000)	1,979,650	324,700	268,497	372,847
2022	(2,000,000)	1,207,857	(2,060,916)	(588,753)	(3,441,812)
2021	(1,650,000)	3,016,670	1,199,856	(36,827)	2,529,699
Other NEOs:
2024	(640,000)	768,167	152,864	4,657	285,688
2023	(600,000)	539,895	79,961	61,007	80,863
2022	(500,000)	301,947	(482,383)	(153,107)	(833,543)
2021(1)	(400,000)	729,898	297,029	7,292	634,219

(1)
Equity adjustments for one of our Other NEOs in fiscal 2021 included options transferred for value pursuant to a qualified domestic relations order.

Non-PEO NEO Average Total Compensation Amount	$ 1,286,673	1,252,746	1,050,385	1,102,741
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,572,361	1,333,609	216,842	1,736,960
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid. In accordance with Item 402(v), the following adjustments were made to total compensation each year as reported in the Summary Compensation Table (“SCT”) to determine the CAP to the PEO and average CAP to the Other NEOs:

	PEO			Average of Other NEOs
Fiscal Year	Reported SCT Total ($)	Equity Award Adjustments ($)	Compensation Actually Paid ($)	Reported SCT Total ($)	Equity Award Adjustments ($)	Compensation Actually Paid ($)

2024	3,665,496	1,071,485	4,736,981	1,286,673	285,688	1,572,361
2023	3,527,263	372,847	3,900,110	1,252,746	80,863	1,333,609
2022	3,095,627	(3,441,812)	(346,185)	1,050,385	(833,543)	216,842
2021	2,938,269	2,529,699	5,467,968	1,102,741	634,219	1,736,960

Equity award adjustments in the calculation of CAP were as follows:

Fiscal Year	Deduct: Grant Date Fair Value of Equity Awards Granted in the Covered Year ($)	Year-end Fair Value of Equity Awards Granted in the Covered Year that were Unvested at the End of the Covered Year ($)	Change in Fair Value from the End of the Prior Year to the End of the Covered Year of Equity Awards Granted in a Prior Year that were Unvested at the End of the Covered Year ($)	Change in Fair Value from the End of the Prior Year to the Vesting Date of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Total Equity Award Adjustments ($)

PEO:
2024	(2,350,000)	2,820,676	578,115	22,694	1,071,485
2023	(2,200,000)	1,979,650	324,700	268,497	372,847
2022	(2,000,000)	1,207,857	(2,060,916)	(588,753)	(3,441,812)
2021	(1,650,000)	3,016,670	1,199,856	(36,827)	2,529,699
Other NEOs:
2024	(640,000)	768,167	152,864	4,657	285,688
2023	(600,000)	539,895	79,961	61,007	80,863
2022	(500,000)	301,947	(482,383)	(153,107)	(833,543)
2021(1)	(400,000)	729,898	297,029	7,292	634,219

(1)
Equity adjustments for one of our Other NEOs in fiscal 2021 included options transferred for value pursuant to a qualified domestic relations order.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Adjusted Revenue Compensation Actually Paid vs. Net (Loss) Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Compensation Actually paid vs. TSR
Tabular List, Table

Financial Measure:
Adjusted Revenue

Total Shareholder Return Amount	$ 99.67	82.11	78.13	142.89
Peer Group Total Shareholder Return Amount	93.85	95.62	86.24	134.42
Net Income (Loss)	$ (11,500,000)	$ (1,500,000)	$ (27,300,000)	$ 4,200,000
Company Selected Measure Amount	126.1	107.6	100.0	93.8
PEO Name	Gary R. Maharaj
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Non-GAAP Measure Description	The table below provides a reconciliation of Non-GAAP Adjusted Revenue to the comparable GAAP measure of revenue in years when an adjustment occurred:

	Fiscal Year ($)
(in millions)	2024	2023	2022	2021

GAAP Revenue (a)	126.1	132.6	100.0	105.1
Adjustments:
Revenue recognized on SurVeil DCB milestone payment (b)	—	(25.0)	—	(11.3)
Adjusted Revenue	126.1	107.6	100.0	93.8

(a)
GAAP revenue, as reported.
(b)
Pursuant to the terms of our agreement with Abbott for commercialization rights for the SurVeil DCB, in fiscal 2023, we received a $27.0 million milestone payment, of which $25.0 million was recognized as revenue during fiscal 2023, for obtaining PMA from the FDA for the SurVeil DCB. In fiscal 2021, we received a $15.0 million milestone payment, of which $11.3 million was recognized as revenue during fiscal 2021, for delivery to Abbott of the clinical study report and related materials from the TRANSCEND trial that demonstrated the primary safety and primary clinical endpoints of the trial were met. Due to the unusual nature of this SurVeil DCB milestone revenue, the Organization and Compensation Committee believes that it is more appropriate to assess revenue performance without including such revenue, and therefore excluded the SurVeil DCB milestone from GAAP revenue for purposes of the company-selected measure, Adjusted Revenue, used in the fiscal 2023 and fiscal 2021 annual incentive plans.

PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,071,485	$ 372,847	$ (3,441,812)	$ 2,529,699
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,350,000)	(2,200,000)	(2,000,000)	(1,650,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,820,676	1,979,650	1,207,857	3,016,670
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	578,115	324,700	(2,060,916)	1,199,856
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,694	268,497	(588,753)	(36,827)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	285,688	80,863	(833,543)	634,219
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(640,000)	(600,000)	(500,000)	(400,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	768,167	539,895	301,947	729,898
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,864	79,961	(482,383)	297,029
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,657	$ 61,007	$ (153,107)	$ 7,292